Leases	12 Months Ended
Sep. 30, 2024
Leases
Leases

20. Leases

Leases as lessee

The Group leases several assets including an office building and IT equipment. The average lease term for buildings is 5 years and for IT equipment is 3 years. Information about leases for which the Group is a lessee is presented below.

The Group leases a building, laboratory and IT equipment which is a short term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases. The Group’s commitment for short-term leases at 30 September 2024 is not material.

Right-of-use assets

	Land &	IT
	buildings	equipment	Total
	$'000	$'000	$'000
Cost
At 1 October 2021	—	—	—
Additions	7,597	704	8,301
Foreign exchange on translation	(1,321)	—	(1,321)
At 30 September 2022	6,276	704	6,980
At 1 October 2022	6,276	704	6,980
Additions	1,100	—	1,100
Foreign exchange on translation	635	—	635
At 30 September 2023	8,011	704	8,715
At 1 October 2023	8,011	704	8,715
Additions	—	—	—
Modifications	—	(82)	(82)
Disposals	(7,580)	(365)	(7,945)
Foreign exchange on translation	669	-	669
At 30 September 2024	1,100	257	1,357
Depreciation
At 1 October 2021	(841)	(82)	(923)
Charge	80	2	82
Foreign exchange on translation	—	—	—
At 30 September 2022	(761)	(80)	(841)
At 1 October 2022	(761)	(80)	(841)
Charge	(1,395)	(247)	(1,642)
Foreign exchange on translation	(77)	(14)	(91)
At 30 September 2023	(2,233)	(341)	(2,574)
At 1 October 2023	(2,233)	(341)	(2,574)
Charge	(1,230)	(201)	(1,431)
Disposals	3,382	354	3,736
Foreign exchange on translation	(273)	(4)	(277)
At 30 September 2024	(354)	(192)	(546)
Net Book Value
At 30 September 2024	746	65	811
At 30 September 2023	5,778	363	6,141
At 30 September 2022	5,515	624	6,139

Lease liability

	2024	2023	2022
	$'000	$'000	$'000
Current liabilities
Lease liabilities	286	2,118	1,154

Non-current liabilities
Lease liabilities	704	6,284	6,681
	990	8,402	7,835

Amounts recognised in profit or loss

	2024	2023	2022
	$'000	$'000	$'000

Depreciation expense on right of use assets	1,432	1,642	923
Interest on lease liabilities	223	284	221
Expense relating to short-term leases	74	3	12

Total	1,729	1,929	1,156

Amounts recognised in statement of cash flows

	2024	2023	2022
	$'000	$'000	$'000

Total cash outflow for leases	(3,219)	(1,599)	(657)

Total	(3,219)	(1,599)	(657)